Flight Equipment Held for Operating Leases (Summary Of Distribution Of Operating Lease Revenue By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 359,409	$ 376,437	$ 230,716
Europe [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	152,572	170,328	109,391
Operating lease revenue, Percentage	43.00%	45.00%	47.00%
Europe [Member] | UNITED KINGDOM [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	48,507	45,916	19,444
Operating lease revenue, Percentage	13.00%	12.00%	8.00%
Europe [Member] | GERMANY [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	19,882	28,746	15,560
Operating lease revenue, Percentage	6.00%	8.00%	7.00%
Europe [Member] | TURKEY [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	14,703	12,319	5,874
Operating lease revenue, Percentage	4.00%	3.00%	3.00%
Europe [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	69,480	83,347	68,513
Operating lease revenue, Percentage	20.00%	22.00%	29.00%
Asia and South Pacific [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	96,067	110,736	47,249
Operating lease revenue, Percentage	27.00%	30.00%	20.00%
Asia and South Pacific [Member] | INDIA [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	21,894	39,312	22,341
Operating lease revenue, Percentage	6.00%	10.00%	10.00%
Asia and South Pacific [Member] | CHINA [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	41,332	36,918	13,620
Operating lease revenue, Percentage	12.00%	10.00%	6.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	32,841	34,506	11,288
Operating lease revenue, Percentage	9.00%	10.00%	4.00%
North America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	44,373	45,202	42,979
Operating lease revenue, Percentage	12.00%	12.00%	19.00%
North America [Member] | UNITED STATES [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	40,482	41,311	39,088
Operating lease revenue, Percentage	11.00%	11.00%	17.00%
North America [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	3,891	3,891	3,891
Operating lease revenue, Percentage	1.00%	1.00%	2.00%
Mexico South and Central America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	48,089	31,473	17,963
Operating lease revenue, Percentage	13.00%	8.00%	8.00%
Mexico South and Central America [Member] | CHILE [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	10,055
Operating lease revenue, Percentage	3.00%
Mexico South and Central America [Member] | BRAZIL [Member}
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	19,038	12,630	1,687
Operating lease revenue, Percentage	5.00%	3.00%	1.00%
Mexico South and Central America [Member] | MEXICO [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	18,996	18,843	16,276
Operating lease revenue, Percentage	5.00%	5.00%	7.00%
Middle East and Africa [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 18,308	$ 18,698	$ 13,134
Operating lease revenue, Percentage	5.00%	5.00%	6.00%